Organization and Principal Activities (Details) - Schedule of Consolidated Statements of Cash Flow Activities - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 42,562	$ 5,995	¥ 155,897	¥ 70,255
Net cash used in investing activities	(42,554)	(5,994)	(122,236)	(250,714)
Net cash provided by (used in) financing activities	¥ 836	$ 118	¥ (198)	¥ 179,585